Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash	$ 18,651	$ 9,093
Trade receivables (Note 22)	129,285	106,634
Inventories (Note 7)	190,675	146,804
Other current assets (Note 8)	24,395	16,188
Current assets	363,006	278,719
Property, plant and equipment (Note 9)	377,076	313,520
Goodwill (Note 17)	107,714	41,690
Intangible assets (Note 11)	122,389	47,318
Deferred tax assets (Note 5)	25,069	27,627
Other assets (Note 10)	9,586	6,998
Total assets	1,004,840	715,872
LIABILITIES
Accounts payable and accrued liabilities	154,838	104,812
Share-based compensation liabilities, current (Note 16)	5,066	10,265
Call option redemption liability (Note 22)	0	12,725
Provisions, current (Note 14)	2,262	657
Borrowings, current (Note 13)	14,389	14,979
Current liabilities	176,555	143,438
Borrowings, non-current (Note 13)	485,596	264,484
Pension, post-retirement and other long-term employee benefits (Note 18)	14,898	29,298
Share-based compensation liabilities, non-current (Note 16)	4,125	4,984
Non-controlling interest put options (Note 22)	10,499	0
Deferred tax liabilities (Note 5)	42,321	13,769
Provisions, non-current (Note 14)	4,194	3,221
Other liabilities (Note 15)	5,224	1,956
Total liabilities	743,412	461,150
EQUITY
Capital stock (Note 16)	350,267	350,759
Contributed surplus (Note 16)	17,074	17,530
Deficit	(95,814)	(106,687)
Accumulated other comprehensive loss	(21,680)	(13,469)
Total equity attributable to Company shareholders	249,847	248,133
Non-controlling interests	11,581	6,589
Total equity	261,428	254,722
Total liabilities and equity	$ 1,004,840	$ 715,872